Cover	Feb. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 21, 2022, we filed a Current Report on Form 8-K (the “Report”) reporting that we and the defendant entered into a settlement agreement with respect to the lawsuit captioned OLP Wyoming Springs, LLC, Plaintiff, v. Harden Healthcare, LLC, Defendant, v Benjamin Hanson, Intervenor (the “Lawsuit”). We are filing this amendment to the Report to disclose that on April 15, 2022, we received approximately $5.4 million representing the amount we were to receive pursuant to the settlement agreement. Such sum will be recognized as other income during the quarter ending June 30, 2022. As a result of the receipt of this payment, the parties to the Lawsuit are, among other things, to seek dismissal of the Lawsuit with prejudice and release each other and certain other persons from claims and liabilities with respect to matters pertaining to the Lawsuit.
Document Period End Date	Feb. 21, 2022
Entity File Number	001-09279
Entity Registrant Name	ONE LIBERTY PROPERTIES, INC.
Entity Central Index Key	0000712770
Entity Tax Identification Number	13-3147497
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	516
Local Phone Number	466-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false